Investments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity Method Investments [Line Items]
Equity losses of affiliates	$ (6)	$ (127)	$ (13)
PropertyGuru Pte. Ltd.
Schedule of Equity Method Investments [Line Items]
Impairments of investment		$ 81